Particulars of Employees (including Directors)	12 Months Ended
Jun. 30, 2020
Additional information [abstract]
Particulars of Employees (including Directors)
Particulars of Employees (including Directors)

	2020 No.	2019 No.	2018 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	5,633	4,902	3,957
Number of administrative staff	601	503	373
Number of management staff	8	7	7
Total	6,242	5,412	4,337

	2020 £’000	2019 £’000	2018 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£222,918	£163,399	£122,166
Social security and pension costs	16,288	13,767	15,336
Share-based compensation	15,663	12,022	1,505
Total	£254,869	£189,188	£139,007